Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Agreements [Abstract]
Minimum future contractual rental payments during the next five years
	Real estate	Vehicles	Total
Year ended December 31	NIS	NIS	NIS

2018	222	88	310
2019	213	74	287
2020	165	48	213
2021	86	-	86
2022	50	-	50
2023 onwards	74	-	74
	810	210	1,020